Commitments and Contingencies (Details Narrative)						3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 13, 2023 $ / shares shares	Jun. 21, 2021 shares	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 USD ($)	Jun. 03, 2021 shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) N $ / shares shares	Dec. 15, 2021 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | N								3
Underwriter gross proceeds | $						$ 2,065,200		$ 2,065,200
Underwriting cash discount per unit | $ / shares						$ 0.20		$ 0.20
Consideration payable for waive of the right to first refusal | $									$ 2,000,000
Other long-term liabilities | $						$ 2,000,000	$ 2,000,000	$ 2,000,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued						103,260		103,260
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable | $						$ 3,614,100		$ 3,614,100
Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Outstanding	2,581,500
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Purchase Agreement [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting option period						45 days
Number of units issued						1,500,000		1,500,000
Number of units issued			326,000		1,500,000	1,500,000	1,500,000
Underwriter gross proceeds | $			$ 3,260,000	$ 3,260,000
Maximum number of units issuable under amendment of underwriting agreement									326,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued		1,174,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	5,869,800